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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-4708
                                  ---------------------------------------------

                            SunAmerica Income Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          Harborside Financial Center
                                 3200 Plaza 5
                             Jersey City, NJ 07311
-------------------------------------------------------------------------------
             (Address of principal executive offices)  (Zip code)

                                 Vincent Marra
                                   President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center
                                  3200 Plaza 5
                             Jersey City, NJ 07311
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   800-858-8850
                                                    ---------------------------
Date of fiscal year end:  03/31
                        -----------------------
Date of reporting period:  7/1/2006-6/30/2007
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04708
Reporting Period: 07/01/2006 - 06/30/2007
SunAmerica Income Funds



                                 GNMA FUND

================================================================================

The Fund did not vote any proxies during the reporting period.



============================= HIGH YIELD BOND FUND =============================


IPCS INC.

Ticker:       IPCS           Security ID:  44980Y305
Meeting Date: SEP 28, 2006   Meeting Type: Annual
Record Date:  AUG 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Timothy M. Yager           For       For        Management
1.2   Elect Director Timothy G. Biltz           For       For        Management
1.3   Elect Director Jeffrey W. Jones           For       For        Management
1.4   Elect Director Robert A. Katz             For       For        Management
1.5   Elect Director Ryan L. Langdon            For       For        Management
1.6   Elect Director Richard S. Parisi          For       For        Management
1.7   Elect Director Kevin M. Roe               For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

IPCS INC.

Ticker:       IPCS           Security ID:  44980Y305
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  MAY 7, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Timothy M. Yager           For       For        Management
1.2   Elect Director Timothy G. Biltz           For       For        Management
1.3   Elect Director Jeffrey W. Jones           For       For        Management
1.4   Elect Director Ryan L. Langdon            For       For        Management
1.5   Elect Director Kevin M. Roe               For       For        Management
1.6   Elect Director Mikal J. Thomsen           For       For        Management
1.7   Elect Director Eric L. Zinterhofer        For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  APR 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Edward C. Hutcheson, Jr.   For       For        Management
1.1   Elect Director Myles W. Scoggins          For       For        Management
1.3   Elect Director Per Staehr                 For       For        Management
2     Ratify Auditors                           For       For        Management
3     Please Mark Box If Stock Owned or         None      For        Management
      Beneficially By You is Owned or
      Controlled by Persons Who are Not U.S
      Citizens


--------------------------------------------------------------------------------

TRUSTREET PROPERTIES INC

Ticker:       TSY            Security ID:  898404AB4
Meeting Date: FEB 16, 2007   Meeting Type: Written Consent
Record Date:  JAN 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     CONSENT TO THE PROPOSED AMENDMENTS        For       For        Management
      PURSUANT TO THE CONSENT SOLICITATION




============================= STRATEGIC BOND FUND ==============================


IPCS INC.

Ticker:       IPCS           Security ID:  44980Y305
Meeting Date: SEP 28, 2006   Meeting Type: Annual
Record Date:  AUG 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Timothy M. Yager           For       For        Management
1.2   Elect Director Timothy G. Biltz           For       For        Management
1.3   Elect Director Jeffrey W. Jones           For       For        Management
1.4   Elect Director Robert A. Katz             For       For        Management
1.5   Elect Director Ryan L. Langdon            For       For        Management
1.6   Elect Director Richard S. Parisi          For       For        Management
1.7   Elect Director Kevin M. Roe               For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

IPCS INC.

Ticker:       IPCS           Security ID:  44980Y305
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  MAY 7, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Timothy M. Yager           For       For        Management
1.2   Elect Director Timothy G. Biltz           For       For        Management
1.3   Elect Director Jeffrey W. Jones           For       For        Management
1.4   Elect Director Ryan L. Langdon            For       For        Management
1.5   Elect Director Kevin M. Roe               For       For        Management
1.6   Elect Director Mikal J. Thomsen           For       For        Management
1.7   Elect Director Eric L. Zinterhofer        For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  APR 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Edward C. Hutcheson, Jr.   For       For        Management
1.1   Elect Director Myles W. Scoggins          For       For        Management
1.3   Elect Director Per Staehr                 For       For        Management
2     Ratify Auditors                           For       For        Management
3     Please Mark Box If Stock Owned or         None      For        Management
      Beneficially By You is Owned or
      Controlled by Persons Who are Not U.S
      Citizens


--------------------------------------------------------------------------------

TRUSTREET PROPERTIES INC

Ticker:       TSY            Security ID:  898404AB4
Meeting Date: FEB 16, 2007   Meeting Type: Written Consent
Record Date:  JAN 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     CONSENT TO THE PROPOSED AMENDMENTS        For       For        Management
      PURSUANT TO THE CONSENT SOLICITATION



                             TAX EXEMPT INSURED FUND

================================================================================

The Fund did not vote any proxies during the reporting period.


                          U.S. GOVERNMENT SECURITIES FUND

================================================================================

The Fund did not vote any proxies during the reporting period.



========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Income Funds
             ------------------------------------------------------------------
By (Signature and Title)*   Vincent Marra, President
                         ------------------------------------------------------
Date  8/24/07
    ---------------------------------------------------------------------------




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